Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

37Subsequent events

37.1Discontinued operations

Following the second stage of the portfolio optimization plan on 18 November 2022 (Note 34), the Group’s shareholders approved the sale and discontinuation of operations for a number of the Group’s subsidiaries. The details of the transactions, along with the relevant subsequent events, are outlined in Note 34.

37.2Stock split

On 4 January 2023, the Group restructured its share capital structure through combining existing shares as detailed in Note 13.

37.3Group creditor settlement

Throughout 2023, the Group entered into settlement agreements with a significant number of creditors. These agreements release the Group of a significant portion of creditor balances, mainly associated with the SPAC transaction, as of the reporting period by discounting a portion of the liability. These agreements resulted in discounts amounting to approximately USD 18.7 million that are contingent on the Group's immediate settlement of these outstanding balances upon the closing date of the agreements. Subsequently, the Group abided by the terms of these agreements and settled the outstanding balances at the respective closing date of each agreement.

37.4Sale of Urbvan Mobility Ltd

Following the second stage of the portfolio optimization plan (Note 34), the Group focused on developing Urbvan Mobility Ltd and its operations. No sale discussions took place between the second stage of the portfolio optimization plan and the consolidated financial statements’ reporting date with the subsidiary being a part of the Group’s main entities during that period.

As a mean to refinance the Group, formal discussions with potential sellers for the subsidiary took place only after the reporting period with no intention to sell the subsidiary before the reporting date. The sale was closed and control was transferred to the buyer subsequently in September 2023 for a total sale consideration of $ 12 million ($9.6 million net of all selling costs).

Management has performed an assessment of the presentation and disclosure of the subsidiary in light of the transaction under IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations”. Since the conditions for discontinued operations were only met subsequently in 2023 and the standard prohibits retroactive classification of an operation as a discontinued operation, when the criteria for that classification are not met until after the reporting period, the subsidiary is not presented as a discontinued operation in the consolidated financial statements.

37.5Sale of Voltlines B.V

In January 2023, the Group finalized sale of Voltlines B.V for an amount of $ 5 million, which was used to settle the deferred purchase price owed to the original shareholders of the subsidiary.

37.6Sale of Swvl Pakistan (Private) Ltd.

In April 2023, the Group finalized sale of Swvl Pakistan (Private) Ltd. for an amount of $ 0.02 million.

37.7Sale of Shotl Transportation, S.L.

In February 2023, the Group finalized sale of Shotl Transportation, S.L. for an amount of $ 0.378 million, which was used to settle a portion of the deferred purchase price owed to the original shareholders of the subsidiary.